Intangible Assets - Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units (Detail) - two cash-generating units	12 Months Ended
Dec. 31, 2022
Minimum
Disclosure of information for cash-generating units [line items]
Reduction in EBITDA (as defined) margin	0.026
Reduction in long-term growth rate	0.027
Increase in pre-tax discount rate	0.020
Maximum
Disclosure of information for cash-generating units [line items]
Reduction in EBITDA (as defined) margin	0.038
Reduction in long-term growth rate	0.032
Increase in pre-tax discount rate	0.021